COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of minimum annual commitments

		Minimum Annual Commitment Each Year
($ thousands)	Total	2023	2024	2025	2026	2027	Thereafter
Senior notes(1)	$203,200	$80,600	$80,600	$21,000	$21,000	$—	$—
Transportation commitments	487,604	71,329	72,598	73,428	73,975	61,852	134,422
Service workover rigs commitments	7,884	7,884	—	—	—	—	—
Purchase commitments	2,100	2,100	—	—	—	—	—
Total commitments(2)	$700,788	$161,913	$153,198	$94,428	$94,975	$61,852	$134,422
(1)	Interest payments have not been included.
(2)	Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.